Document And Entity Information	3 Months Ended
Mar. 31, 2011
Document And Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2011
Trading Symbol	wfr
Entity Registrant Name	MEMC ELECTRONIC MATERIALS INC
Entity Central Index Key	0000945436